DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)																							3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 13, 2024 USD ($)	Oct. 12, 2024 USD ($)	Oct. 09, 2024 USD ($) item $ / shares shares	Mar. 29, 2024 USD ($) $ / shares	Mar. 12, 2024 USD ($)	Feb. 17, 2024 USD ($)	Jan. 19, 2024 USD ($) item	Jan. 12, 2024 USD ($)	Dec. 12, 2023 USD ($) $ / shares shares	Dec. 11, 2023 item	Nov. 13, 2023 USD ($)	Oct. 13, 2023 USD ($)	Oct. 12, 2023 USD ($)	Sep. 12, 2023 USD ($)	Sep. 08, 2023 USD ($) $ / shares	Aug. 11, 2023 USD ($)	Jul. 12, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 12, 2023 USD ($)	May 09, 2023 USD ($) shares	Apr. 13, 2023 USD ($)	Oct. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) D $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) D $ / shares shares	Sep. 20, 2024 USD ($)	Aug. 12, 2024 USD ($) $ / shares	Dec. 31, 2022 $ / shares shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price, per unit | $ / shares																								$ 10.05		$ 10.05
Price of warrant | $ / shares																								$ 1.00
Transaction costs																								$ 30,639,304		$ 30,639,304
Underwriting fees																								4,000,000		4,000,000
Deferred underwriting fee payable																								12,100,000		12,100,000
Other offering costs																								685,615		685,615
Excess of fair value																								$ 13,853,689		$ 13,853,689
Obligation to redeem public shares if entity does not complete a business combination (as a percent)																								100.00%		100.00%
Redemption limit percentage without prior consent																								15		15
Redemption period upon closure																								10 days		10 days
Maximum allowed dissolution expenses																								$ 100,000		$ 100,000
Condition for future business combination threshold net tangible assets																								$ 5,000,001		$ 5,000,001
Founder shares conversion ratio																								1		1
Aggregate redemption amount																										$ (208,978,864)
Balance in trust account																								$ 48,000,000		48,000,000
Advance from sponsor																								1,658,500	$ 1,354,768	1,889,768
Cash deposited in trust account																								$ 450,000	$ 960,000	$ 1,330,000
Initial public offering price per unit | $ / shares																								$ 10.00		$ 10.00
Maximum number of times that the period to consummate the business combination can be extended by the company. | item										10
Minimum percentage of votes required to approval of extension amendment									66.667%
Aggregate investment																												$ 2,585,200
Share price | $ / shares																												$ 11.50
AERKOMM Inc
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE minimum investment amount				$ 15,000,000
Aggregate investment																												$ 2,600,000
Share price | $ / shares				$ 11.50
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																						23,000,000
Purchase price, per unit | $ / shares																						$ 10.00
Proceeds from issuance initial public offering																						$ 230,000,000
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Investment of cash into trust account																						$ 231,150,000
Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price | $ / shares				$ 11.50
Private Placement | AERKOMM Inc | Within 20 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE investment, consideration to be received on transaction				$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment				20 days
Private Placement | AERKOMM Inc | Within 40 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE investment, consideration to be received on transaction				$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment				40 days
Private Placement | AERKOMM Inc | Within 60 Business Days Of Merger Agreement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
SAFE investment, consideration to be received on transaction				$ 5,000,000
Threshold number of business days from date of merger agreement for completion of SAFE investment				60 days
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of private placement warrants (in shares) | shares																						7,150,000
Price of warrant | $ / shares																						$ 1.00
Proceeds from sale of private placement warrants																						$ 7,150,000
Gross proceeds from issuance of warrants																						$ 7,150,000
Over Allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																						3,000,000		3,000,000
Purchase price, per unit | $ / shares																						$ 10.00
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum amount agreed to be deposited in trust account by sponsor if the extension proposal was approved																								$ 160,000		$ 160,000
Share price per public share considered for amount agreed to be deposited in trust account by sponsor if the extension proposal was approved | $ / shares																								$ 0.04		$ 0.04
Number of business days following the public announcement of the extension, during which the amount is agreed to be deposited by sponsor in trust account | D																								1		1
Maximum contribution to company or trust									$ 50,000														$ 50,000
Maximum payment per share | $ / shares									$ 0.025
Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Temporary Equity, Redemption Price Per Share | $ / shares			$ 11.58
Aggregate redemption amount			$ 14,300,000
Maximum number of times that the period to consummate the business combination can be extended by the company. | item			12
Stock redeemed or called during period, shares | shares			1,235,698
Subsequent event | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum contribution to company or trust			$ 50,000
Maximum payment per share | $ / shares			$ 0.03
Class A common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value (in dollars per share) | $ / shares																								$ 0.0001		$ 0.0001			$ 0.0001
Common shares, shares issued (in shares) | shares																				8,665,842						4,002,121			0
Common shares, shares outstanding (in shares) | shares																				8,665,842				4,002,121		4,002,121			0
Class A common stock | Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares																						23,000,000
Class A common stock | Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrant | $ / shares																						$ 11.50
Class A common stock | Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant | $ / shares																								$ 11.50		$ 11.50
Class A Redeemable
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Temporary Equity, Redemption Price Per Share | $ / shares									$ 11.00															11.57		11.05			$ 10.19
Exercised the right for redeem their shares for cash at redemption price per share | $ / shares																								$ 10.31		$ 10.31
Aggregate redemption amount									$ 19,990,000															$ 189,000,000		$ 189,000,000
Number of shares redeemed | shares									1,817,650															18,336,279		18,336,279
Class A Common Stock Not Subject to Redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Temporary Equity, Redemption Price Per Share | $ / shares									$ 11.00
Aggregate redemption amount									$ 19,990,000
Common shares, shares issued (in shares) | shares																								4,002,121		4,002,121
Common shares, shares outstanding (in shares) | shares																								4,002,121		4,002,121
Number of shares redeemed | shares									1,817,650
Class B common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Common shares, par value (in dollars per share) | $ / shares																								$ 0.0001		$ 0.0001			$ 0.0001
Common shares, shares issued (in shares) | shares																				1,747,879				1,747,879		1,747,879			5,750,000
Common shares, shares outstanding (in shares) | shares																				1,747,879				1,747,879		1,747,879			5,750,000
Class B common stock | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Founder shares conversion ratio																				1
Class B to Class A conversion (in shares) | shares																				4,002,121
Extension Promissory Note | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum borrowing capacity of related party loans																					$ 1,000,000
Advance from sponsor																					$ 160,000
Amount requested to be drawn down											$ 160,000		$ 160,000							$ 160,000
Cash deposited in trust account											$ 160,000	$ 160,000		$ 160,000		$ 160,000	$ 160,000	$ 160,000	$ 160,000
Additional times of extension | item							18
Written request to draw down amount under the Extension Promissory Note							$ 50,000
Amount deposited by sponsor into trust account							$ 50,000
Extension Promissory Note | Subsequent event | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum payment per share | $ / shares			$ 0.03
Additional times of extension | item							18
Written request to draw down amount under the Extension Promissory Note							$ 50,000
Amount deposited by sponsor into trust account			$ 50,000		$ 50,000	$ 50,000		$ 50,000
Amended and Restated Extension Promissory Note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash deposited in trust account									$ 50,000
Amended and Restated Extension Promissory Note | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Principal amount of promissory note															$ 2,500,000												$ 4,500,000
Amended and Restated Extension Promissory Note | Sponsor | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unpaid principal balance converted into warrants															$ 1,500,000									$ 1,500,000
Exercise price of warrant | $ / shares															$ 1.00									$ 1.00		$ 1.00
Amended and Restated Extension Promissory Note | Sponsor | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Unpaid principal balance converted into warrants																										$ 1,500,000
Amended and Restated Extension Promissory Note | Subsequent event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash deposited in trust account	$ 48,311	$ 48,311
Amended and Restated Extension Promissory Note | Subsequent event | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum contribution to company or trust			$ 50,000
Maximum payment per share | $ / shares			$ 0.03